Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

VIA EDGAR TRANSMISSION

September 11, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	FlexShares Trust (the “Trust”)
Securities Act File No. 333-173967
Investment Company Act File No. 811-22555

Ladies and Gentlemen:

On behalf of the Trust, I hereby transmit for filing pursuant to Rule 497 under the Securities Act of 1933, as amended (the “1933 Act”), exhibits containing risk/return summary information in the eXtensible Business Reporting Language (XBRL) format that mirrors the risk/return summary information contained in the Prospectus dated August 20, 2014, for the FlexShares® Disciplined Duration MBS Index Fund, a series of the Trust, as filed pursuant to Rule 497 under the 1933 Act on September 3, 2014 (0001193125-14-330725).

Questions and comments may be directed to the undersigned at (215) 988-1146.

Very truly yours,

/s/ Diana E. McCarthy
Diana E. McCarthy

Enclosures

cc:	Peter K. Ewing
Craig Carberry, Esq.